PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of March 31,
	2011	2012
	$	$
At cost:
Machinery and equipment	11,870	12,050
Furniture and fixtures	461	475
Leasehold improvements	455	483
Motor vehicles	87	87

Total	12,873	13,095
Less: Accumulated depreciation and impairment	(10,462)	(11,068)

Property, plant and equipment, net	2,411	2,027

Depreciation expense incurred for the years ended March 31, 2010, 2011 and 2012 were $619, $659 and $670, respectively.

Net book value of machinery and equipment held under capital leases were as follows:

	As of March 31,
	2011	2012
	$	$

Machinery and equipment, at cost	273	44
Less: Accumulated depreciation	(100)	(18)

Net book value	173	26

Depreciation of machinery and equipment held under capital leases, which is included in depreciation expense were $107, $27 and $4 for the years ended March 31, 2010, 2011 and 2012, respectively.